                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

     During the second quarter the new economy stocks (technology, telecom, Internet) sold off sharply while many of the old economy stocks (cyclical, energy, financial) rallied. Some of the valuation disparity between these two broad groups narrowed, but when technology rallied in June the gap widened again. As a result the two markets phenomenon that has been in effect for the past several years continues. Most stocks are now selling at price earnings ratios that are not out of line historically, however the largest one hundred names are still selling at very high multiples. The popular averages which are heavily influenced by these big market cap stocks also reflect the valuation disparity.

     The growth portfolio has reduced its holdings of technology companies. Technology is still a substantial portion of the portfolio, but at 28 percent is less than the market weight of more than 30 percent. In our opinion, the fundamentals are still good, the future prospects excellent and the companies are still great. The valuations, however, reflect this and the stocks may have some further vulnerability as the economy slows. The energy sector, particularly oil service and drilling, and healthcare, both drugs and biotechnology, remain as substantial holdings in the portfolio. Both may have good earnings gains in a more difficult overall environment.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                        NUMBER OF SHARES OR
COMMON STOCKS -- 88.12%                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
AUTOMOTIVE -- 0.75%
  Ford Motor Company                              500         $   21,500
  Visteon Corporation                              65                794
                                                              ----------
                                                                  22,294
BANKING -- 0.93%
  Chase Manhattan Corporation                     600             27,638
BIOTECHNOLOGY -- 1.19%
  Amgen Inc. (a)                                  500             35,125
BROADCASTING -- 3.78%
  Infinity Broadcasting Corporation
    (Class A) (a)                                 900             32,794
  Time Warner Inc.                                500             38,000
  Viacom Inc. (a)                                 600             40,912
                                                              ----------
                                                                 111,706
CABLE -- 2.79%
  Cablevision Systems Corporation
    (Class A) (a)                                 500             33,938
  Comcast Corporation (a)                       1,200             48,600
                                                              ----------
                                                                  82,538
CHEMICALS -- 1.60%
  Dow Chemical Company                            700             21,131
  Du Pont (E.I.) de Nemours & Company             600             26,250
                                                              ----------
                                                                  47,381
COMPUTER HARDWARE -- 7.87%
  Cisco Systems Inc. (a)                          900             57,206
  Dell Computer Corporation (a)                   700             34,519
  EMC Corporation (a)                             800             61,550
  Hewlett-Packard Company                         200             24,975
  International Business Machines
    Corporation                                   500             54,781
                                                              ----------
                                                                 233,031
COMPUTER SERVICES -- 3.58%
  America Online Inc. (a)                         800             42,200
  Sun Microsystems Inc. (a)                       700             63,656
                                                              ----------
                                                                 105,856
COMPUTER SOFTWARE -- 3.69%
  Genuity Inc.                                    200              1,831
  Microsoft Corporation (a)                       500             40,000
  Oracle Corporation (a)                          800             67,250
                                                              ----------
                                                                 109,081
CRUDE & PETROLEUM -- 8.99%
  Anadarko Petroleum Corporation                  500             24,656
  BP Amoco (ADR)                                1,000             56,563
  Burlington Resources Inc.                       600             22,950
  Chevron Corporation                             400             33,925
  Exxon Mobil Corporation                         900             70,650
  Royal Dutch Petroleum Company (ADR)             500             30,781
  Texaco Inc.                                     500             26,625
                                                              ----------
                                                                 266,150
ELECTRICAL EQUIPMENT -- 3.71%
  Emerson Electric Company                        500             30,187
  General Electric Company                      1,500             79,500
                                                              ----------
                                                                 109,687
HEALTH CARE -- 0.00%
  Paracelsus Healthcare Corporation               142                  8
MEDICAL SERVICES -- 1.09%
  Biogen Inc. (a)                                 500             32,250
MISC. FINANCIAL SERVICES -- 2.86%
  American Express Company                        700             36,488
  Citigroup Inc.                                  800             48,200
                                                              ----------
                                                                  84,688
OIL SERVICES -- 11.90%
  Baker Hughes Inc.                               800             25,600
  BJ Services Company (a)                         500             31,250
  Diamond Offshore Drilling Inc.                1,000             35,125
  Grant Prideco Inc.                              700             17,500
  Halliburton Company                             700             33,031
  Kerr-McGee Corporation                          500             29,469

                                        NUMBER OF SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
                                        -------------------   ----------
  Nabors Industries Inc. (a)                      700         $   29,094
  Phillips Petroleum Company                      500             25,344
  Schlumberger Ltd.                               400             29,850
  Tidewater Inc.                                1,000             36,000
  Transocean Sedco Forex Inc.                     600             32,062
  Weatherford International Inc. (a)              700             27,869
                                                              ----------
                                                                 352,194
PAPER & FOREST PRODUCTS -- 1.29%
  Bowater Inc.                                    300             13,237
  International Paper Company                     700             20,869
  Temple-Inland Inc.                              100              4,200
                                                              ----------
                                                                  38,306
PHARMACEUTICALS -- 12.28%
  American Home Products Corporation              800             47,000
  Bristol-Myers Squibb Company                    700             40,775
  Eli Lilly & Company                             600             59,925
  Merck & Company Inc.                            500             38,313
  Pfizer Inc.                                   1,500             72,000
  Pharmacia Corporation                           500             25,844
  Schering-Plough Corporation                     800             40,400
  Smithkline Beecham (ADR)                        600             39,112
                                                              ----------
                                                                 363,369
SEMICONDUCTORS -- 5.49%
  Applied Materials Inc. (a)                      600             54,375
  Intel Corporation                               500             66,844
  Texas Instruments Inc.                          600             41,212
                                                              ----------
                                                                 162,431
TECHNOLOGY -- 0.19%
  Agilent Technologies Inc. (a)                    76              5,605
TELECOMMUNICATIONS -- 8.94%
  AT&T Corporation                                600             18,975
  Global Crossing Ltd. (a)                        700             18,419
  Lucent Technologies Inc.                        800             47,400
  Qwest Communications International
    Inc. (a)                                    1,000             49,687
  Sprint Corporation                              800             40,800
  Tellabs Inc. (a)                                700             47,906
  Worldcom Inc. (a)                               900             41,288
                                                              ----------
                                                                 264,475
WIRELESS COMMUNICATIONS -- 5.20%
  AT&T Wireless Group                             200              5,575
  Motorola Inc.                                 1,200             34,875
  Nokia Corporation (Class A) (ADR)             1,200             59,925
  Sprint PCS (a)                                  900             53,550
                                                              ----------
                                                                 153,925
                                                              ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,539,642)                                   2,607,738
------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.97%
------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
    Agreement, 5.50% due 07/03/00,
    Maturity Value $295,135
    Collateral: U.S. Treasury Note
    $265,000, 7.50% due 11/15/16,
    Value $304,307                           $295,000            295,000
                                                              ----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $295,000)                                       295,000
------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $1,834,642)                                  $2,902,738

OTHER ASSETS LESS LIABILITIES -- 1.91%                            56,590
                                                              ----------
NET ASSETS -- 100%                                            $2,959,328
========================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.
                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     During the second quarter the new economy stocks (technology, telecom, Internet) sold off sharply while many of the old economy stocks (cyclical, energy, financial) rallied. Some of the valuation disparity between these two broad groups narrowed, but when technology rallied in June the gap widened again. As a result the two markets phenomenon that has been in effect for the past several years continues. At June 30, 2000 most stocks are now selling at price earnings ratios that are not out of line historically, however the largest one hundred names are still selling at very high multiples. The popular averages which are heavily influenced by these big market cap stocks also reflect the valuation disparity.

     The major risk continues to lie in these high quality, well known growth stocks and in the big averages. The new economy is for real, and these stocks are great companies and have very attractive futures, but this is more than reflected in their prices. This valuation disparity has created opportunity in the rest of the market where many good companies are selling at more reasonable prices. If there is another sell off in the growth sector the rest of the market would not be immune, but the values and the fact that many of these stocks have already suffered major declines should provide some cushion.

     The slower economy and the uncertainties regarding the Federal Reserve ("Fed") indicate a more defensive strategy. This means less in economy-sensitive sectors such as basic materials and more in healthcare and consumer staples. If the Fed is nearing the end of its tightening then financial stocks, both banks and insurance should do well. Finally, the energy sector remains as a major overweight, including integrated oils, oil service and drilling and natural gas. Demand remains strong, earnings estimates are being increased and dividend yields are still attractive.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 95.26%              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
AEROSPACE -- 3.65%
  Honeywell International Inc.               4,000        $   134,750
  Northrop Grumman Corporation               3,000            198,750
  United Technologies Corporation            4,500            264,937
                                                          -----------
                                                              598,437
AUTOMOTIVE -- 1.62%
  Ford Motor Company                         4,000            172,000
  General Motors Corporation                 1,500             87,094
  Visteon Corporation                          524              6,350
                                                          -----------
                                                              265,444
BANKING -- 4.89%
  Bank of America Corporation                3,000            129,000
  Bank of New York Company Inc.              4,000            186,000
  Chase Manhattan Corporation                4,200            193,462
  FleetBoston Financial
    Corporation                              3,500            119,000
  Wells Fargo & Company                      4,500            174,375
                                                          -----------
                                                              801,837
CHEMICALS -- 1.54%
  Dow Chemical Company                       4,000            120,750
  Du Pont (E. I.) de Nemours &
    Company                                  3,000            131,250
                                                          -----------
                                                              252,000
COMPUTER HARDWARE -- 1.01%
  Xerox Corporation                          8,000            166,000
CONGLOMERATES -- 2.08%
  Minnesota Mining & Manufacturing
    Company                                  2,500            206,250
  Textron Inc.                               2,500            135,781
                                                          -----------
                                                              342,031
CONSUMER NON-DURABLES -- 1.90%
  Avon Products Inc.                         7,000            311,500
CONSUMER PRODUCTS -- 2.41%
  Colgate-Palmolive Company                  2,500            149,688
  Kimberly-Clark Corporation                 3,000            172,125
  Procter & Gamble Company                   1,300             74,425
                                                          -----------
                                                              396,238
CRUDE & PETROLEUM -- 9.13%
  BP Amoco (ADR)                             6,000            339,375
  Burlington Resources Inc.                  4,000            153,000
  Chevron Corporation                        2,500            212,031
  Exxon Mobil Corporation                    5,000            392,500
  Royal Dutch Petroleum Company
    (ADR)                                    3,500            215,469
  Texaco Inc.                                3,500            186,375
                                                          -----------
                                                            1,498,750
ELECTRICAL EQUIPMENT -- 5.36%
  Emerson Electric Company                   3,500            211,312
  General Electric Company                  12,600            667,800
                                                          -----------
                                                              879,112
ENERGY -- 6.69%
  Duke Energy Corporation                    4,000            225,500
  El Paso Energy Corporation                 5,500            280,156
  Enron Corporation                          4,000            258,000
  Williams Companies Inc.                    8,000            333,500
                                                          -----------
                                                            1,097,156
FOOD & BEVERAGES & TOBACCO -- 1.07%
  Coca-Cola Company                          1,500             86,156
  PepsiCo Inc.                               2,000             88,875
                                                          -----------
                                                              175,031

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
INSURANCE -- 1.02%
  Cigna Corporation                          1,800        $   168,300
MACHINERY -- 2.76%
  Caterpillar Inc.                           4,300            145,663
  Deere & Company                            4,500            166,500
  Pitney Bowes Inc.                          3,500            140,000
                                                          -----------
                                                              452,163
MANUFACTURING -- 1.02%
  Eaton Corporation                          2,500            167,500
METALS & MINING -- 1.24%
  Alcoa Inc.                                 7,000            203,000
MISC. FINANCIAL SERVICES -- 2.02%
  Citigroup Inc.                             5,500            331,375
MULTI-LINE INSURANCE -- 0.33%
  Lincoln National Corporation               1,500             54,188
OIL SERVICES -- 8.90%
  Baker Hughes Inc.                          6,000            192,000
  Diamond Offshore Drilling Inc.             5,000            175,625
  Halliburton Company                        4,000            188,750
  Kerr-McGee Corporation                     3,200            188,600
  KeySpan Corporation                        5,000            153,750
  Phillips Petroleum Company                 3,500            177,406
  Schlumberger Ltd.                          2,500            186,563
  Tidewater Inc.                             5,500            198,000
                                                          -----------
                                                            1,460,694
PAPER & FOREST PRODUCTS -- 2.48%
  Bowater Inc.                               3,000            132,375
  Georgia-Pacific Group                      4,000            105,000
  International Paper Company                5,000            149,063
  Temple-Inland Inc.                           500             21,000
                                                          -----------
                                                              407,438
PHARMACEUTICALS -- 18.55%
  Abbott Laboratories                        5,000            222,813
  American Home Products
    Corporation                              5,000            293,750
  Baxter International Inc.                  3,500            246,094
  Bristol-Myers Squibb Company               4,500            262,125
  Eli Lilly & Company                        3,500            349,562
  Johnson & Johnson                          3,500            356,562
  Merck & Company Inc.                       4,000            306,500
  Pfizer Inc.                                6,600            316,800
  Pharmacia Corporation                      5,000            258,438
  Schering-Plough Corporation                4,000            202,000
  Smithkline Beecham (ADR)                   3,500            228,156
                                                          -----------
                                                            3,042,800
PRINTING & PUBLISHING -- 0.82%
  McGraw-Hill Companies Inc.                 2,500            135,000
PROPERTY-CASUALTY INSURANCE -- 0.56%
  Chubb Corporation                          1,500             92,250
RAW MATERIALS -- 0.79%
  Weyerhaeuser Company                       3,000            129,000
REAL ESTATE -- 3.11%
  Boston Properties Inc.                     3,500            135,188
  Crescent Real Estate Equities
    Company                                  5,500            112,750
  Equity Office Properties Trust             4,500            124,031
  Equity Residential Properties
    Trust                                    3,000            138,000
                                                          -----------
                                                              509,969

                             MONY SERIES FUND, INC.
                     EQUITY INCOME PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
TELECOMMUNICATIONS -- 10.31%
  AT&T Corporation                           4,000        $   126,500
  Bell Atlantic Corporation                  5,000            254,062
  BellSouth Corporation                      6,000            255,750
  GTE Corporation                            4,000            249,000
  SBC Communications Inc.                    6,000            259,500
  Sprint Corporation                         4,000            204,000
  U.S. West Inc.                             4,000            343,000
                                                          -----------
                                                            1,691,812
                                                          -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $11,856,685)                              15,629,025
---------------------------------------------------------------------

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
REPURCHASE AGREEMENT -- 4.57%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    5.50% due 07/03/00,
    Maturity Value $749,343
    Collateral: U.S. Treasury Note
    $770,000 5.75% due 06/30/01,
    Value $764,345                        $749,000        $   749,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $749,000)                                    749,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $12,605,685)                             $16,378,025
OTHER ASSETS LESS LIABILITIES -- 0.17%                         28,686
                                                          -----------
NET ASSETS -- 100%                                        $16,406,711
=====================================================================

(ADR) American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of 5.06 years as of June 30, 2000.

     For the six months ended June 30, 2000, the portfolio earned a total return of 0.8 percent.

     The bond market posted positive returns during the first quarter, with Mortgages outperforming all other fixed-income sectors. Interest rates, as measured by the benchmark five-year U.S. Treasury, declined to close the quarter at 6.18 percent; and the yield curve, as measured by the spread differential between the 2-year U.S. Treasury note and the 30-year U.S. Treasury bond, remained inverted yet flattened 20 basis points. Short-term rates outperformed, as market participants, expectations for higher rates decreased in response to the recent slowdown in economic activity. Long-term rates backed up slightly.

     The U.S. economy continued its unabated growth, triggering another dosage of tightening of monetary policy by the Federal Reserve Bank. The Fed Funds rate stands at 6.5 percent. High productivity, increased consumer and capital spending, moderate inflation and record low unemployment continued to fuel the current economic expansion.

     The corporate sector underperformed this quarter; however, spreads widened only an average of 15 basis points versus the 45 basis points widening experienced in the first quarter. The corporate basis experienced dramatic movements throughout the quarter, widening significantly in May to outperform in June, making it the best month for Corporates in 2000. Demand for Corporates increased in the last six weeks of the quarter as market participants perceived that rates would not rise as much as initially expected. Consequently, the U.S. Treasury Yield Curve became less inverted. Corporate supply was manageable, the equity markets rebounded and liquidity improved. Going forward, we expect spreads to narrow as the corporate market tone continues to do better.

     Our outlook for the third quarter is that the U.S. economy will continue its slowing trend, as evidenced by recent weaker economic statistics, and that a soft landing will probably be achieved. Consequently, we do not foresee the Fed raising rates for the remainder of the year.

     We maintained our overweight position in spread products this quarter, as the corporate basis remains at historical cheap levels. However, we will maintain a neutral stance towards spread products for the next quarter. The Portfolio's breakdown by sectors are as follows: Corporates 47 percent, U.S. Treasuries 30 percent, Agencies 6 percent, Mortgage-backed securities 6 percent, Asset-backed securities 8 percent, with the balance in cash equivalents. The average Moody's rating on the bonds in the Portfolio was Aa3, reflecting emphasis on higher quality debt issuers.

     The historical returns for the Portfolio take into account expenses incurred by the Portfolio, but no other charges imposed by the variable accounts. An investor may not invest directly into the MONY Series Fund, Inc. Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

FINANCIAL INSTITUTIONS --           NUMBER OF SHARES OR
13.44%                               PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
BankBoston Corporation
  6.625% due 02/01/04                   $1,000,000        $   970,758
Bear Stearns Company Inc.
  7.25% due 10/15/06                     1,000,000            960,661
Chase Manhattan Corporation
  Capital
  7.016% due 08/01/28                    1,000,000            944,191
Finova Capital Corporation
  6.25% due 11/01/02                     1,000,000            869,631
Ford Motor Credit Company
  7.25% due 01/15/03                     1,000,000            991,578
General Motors Acceptance
  Corporation
  7.125% due 05/01/03                    1,000,000            992,591
Provident Bank
  6.375% due 01/15/04                    1,000,000            939,685
                                                          -----------
TOTAL FINANCIAL INSTITUTIONS
(IDENTIFIED COST $6,976,112)                                6,669,095
---------------------------------------------------------------------
INDUSTRIAL -- 21.51%
---------------------------------------------------------------------
Conoco Inc.
  5.90% due 04/15/04                     1,000,000            953,380
CSX Corporation
  7.25% due 05/01/04                     1,000,000            977,057
Delphi Automotive Systems
  Corporation
  6.125% due 05/01/04                    1,000,000            943,292
First Data Corporation
  6.75% due 07/15/05                     1,000,000            961,808
Illinois Central Railroad Company
  6.75% due 05/15/03                     1,000,000            991,754
Philip Morris Companies Inc.
  7.50% due 04/01/04                     1,000,000            974,789
Phillips Petroleum Company
  8.75% due 05/25/10                     1,000,000          1,060,619
Potash Corporation Saskatchewan
  Inc.
  7.125% due 06/15/07                    1,000,000            952,325
Tyco International
  6.375% due 06/15/05                    1,000,000            945,517
USA Waste Services Inc.
  7.00% due 10/01/04                     1,000,000            928,307
Worldcom Inc.
  6.125% due 08/15/01                    1,000,000            987,592
                                                          -----------
TOTAL INDUSTRIAL
(IDENTIFIED COST $10,985,047)                              10,676,440
---------------------------------------------------------------------
UTILITIES -- 7.88%
---------------------------------------------------------------------
Arizona Public Service Company
  5.875% due 02/15/04                    1,000,000            943,080
Commonwealth Edison Company
  7.00% due 07/01/05                     1,000,000            973,157
National Rural Utilities
  Cooperative Finance
  6.75% due 09/01/01                     1,000,000            995,323
Potomac Edison Company
  8.00% due 06/01/06                     1,000,000          1,000,913
                                                          -----------
TOTAL UTILITIES
(IDENTIFIED COST $3,988,189)                                3,912,473
---------------------------------------------------------------------

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
YANKEE BONDS -- 4.47%
---------------------------------------------------------------------
International Bank For
  Reconstruction & Development,
  5.625% due 03/17/03                   $1,000,000        $   967,569
Laidlaw Inc.
  7.70% due 08/15/02                     1,000,000            285,000
Province of British Columbia
  7.25% due 09/01/36                     1,000,000            964,523
                                                          -----------
TOTAL YANKEE BONDS
(IDENTIFIED COST $2,992,070)                                2,217,092
---------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.56%
---------------------------------------------------------------------
Chemical Master Credit Card Trust
  One,
  5.98% due 09/15/08                     1,000,000            948,155
Comed Transitional Funding Trust
  5.74% due 12/25/10                     1,000,000            897,795
Peco Energy Transition Trust
  6.13% due 03/01/09                     1,000,000            922,485
Student Loan Marketing
  Association,
  6.484% due 07/05/00                    1,000,000            986,435
                                                          -----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,998,056)                                3,754,870
---------------------------------------------------------------------
MORTGAGE-BACKED SECURITES -- 5.95%
---------------------------------------------------------------------
Fannie Mae REMIC
  7.00% due 01/25/03                     1,000,000            991,245
Freddie Mac CMO
  6.50% due 02/15/21                     2,000,000          1,964,030
                                                          -----------
TOTAL MORTGAGE-BACKED SECURITES
(IDENTIFIED COST $2,973,796)                                2,955,275
---------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 6.00%
---------------------------------------------------------------------
Federal Home Loan Bank
  5.125% due 04/17/01                    1,000,000            986,808
Freddie Mac
  6.00% due 07/20/01                     1,000,000            990,755
Freddie Mac
  7.00% due 02/15/03                     1,000,000          1,001,193
                                                          -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(IDENTIFIED COST $2,992,290)                                2,978,756
---------------------------------------------------------------------
U.S. TREASURY NOTES -- 30.33%
---------------------------------------------------------------------
  6.50% due 05/31/02                     1,000,000          1,000,938
  5.75% due 11/30/02                     2,000,000          1,971,250
  5.75% due 04/30/03                       500,000            492,500
  5.75% due 08/15/03                     2,000,000          1,966,250
  7.50% due 02/15/05                     1,000,000          1,049,063
  6.875% due 05/15/06                    1,500,000          1,544,063
  6.50% due 10/15/06                     6,000,000          6,069,378
  5.625% due 05/15/08                    1,000,000            964,688
                                                          -----------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $15,414,096)                              15,058,130
---------------------------------------------------------------------

                             MONY SERIES FUND, INC.
                INTERMEDIATE TERM BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
REPURCHASE AGREEMENT -- 1.69%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    5.50% due 07/03/00
    Maturity Value $840,385
    Collateral: U.S. Treasury Note
    $865,000, 5.75% due 06/30/01,
    Value $858,648                      $  840,000        $   840,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $840,000)                                    840,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $51,159,656)                             $49,062,131
OTHER ASSETS LESS LIABILITIES --
  1.17%                                                       580,500
                                                          -----------
NET ASSETS -- 100%                                        $49,642,631
=====================================================================

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond account that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed-income accounts with shorter average maturities, with both the Portfolio's risk and ultimate return expected to be greater. The Portfolio had an average maturity of
21.3 years and a duration of 10.0 years as of June 30, 2000.

     For the six months ended June 30,2000, the Portfolio earned a total return of 5.42 percent. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts. Of course, past performance does not guarantee future investment results.

     U.S. Treasury and Agency securities drifted down, and then reversed to finish virtually unchanged in the second quarter. This action was a repeat of the first quarter, and for the same underlying cause: the market is worried that the Fed may raise interest rates until the economy slows, but once that process is at its end, the bond market is primed for a significant rally. Changes in yields on the benchmark 30-year U.S. Treasury note have moved very little and closed the quarter at 5.89 percent. The inversion of the yield curve, where longer maturity treasury securities trade at lower yields than those of shorter maturities, slowly began to reverse course. This slight re-steepening translated into better performance in the corporate bond sector which entered the second quarter at historically cheap levels. Also helping the corporate sector was manageable new supply and strong first quarter earnings reports. We continue to believe corporates are cheap relative to other sectors in the fixed-income market. Activity during the second quarter was low, however, we managed to increase our energy exposure with the purchase of Philips Petroleum ten-year bonds and increased exposure to the natural gas industry and picked up yield by selling thirty-year Apache Corp. and buying thirty-year Burlington Resources.

     Our long-term view is that current bond yields are attractive, however, near-term we remain somewhat cautious. Growth appears to be moderating but a slight rise in inflation may be a risk. While we look for continued tangible signs that productivity and strong company earnings are still able to absorb higher costs -- we will keep the portfolio duration closer to the index. As such, the Fed may have one more tightening round to do but we are closer to the end of the tightening cycle. We will look to add duration on weakness. We favor high quality corporate securities, as they will lead the charge toward eventual spread compression. However, individual security selection will be much more critical toward outperforming in the bond market going forward. We currently maintain our overweight sector positions in energy and aerospace/defense.

     The Portfolio is currently invested in 33 corporate issuers, comprising 39 percent of total invested assets, U.S. Treasury issues represent 51 percent, with 9 percent in mortgage and asset-backed securities. The remaining 1 percent represents cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio is Aa2.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    ---------------------------------
U.S. TREASURY BONDS -- 50.74%
---------------------------------------------------------------------
  7.50% due 11/15/16                    $ 6,000,000       $ 6,759,378
  7.875% due 02/15/21                     9,000,000        10,690,317
  6.75% due 08/15/26                      9,500,000        10,212,500
  6.625% due 02/15/27                    11,500,000        12,197,187
  3.625% due 04/15/28                     1,000,000           954,063
  5.50% due 08/15/28                      3,000,000         2,752,500
  6.775% due 05/15/17 P/O                11,000,000         3,876,565
                                                          -----------
TOTAL U.S. TREASURY BONDS
(IDENTIFIED COST $50,146,353)                              47,442,510
---------------------------------------------------------------------
FINANCIAL INSTITUTIONS -- 7.84%
---------------------------------------------------------------------
Aetna Services Inc.,
  7.625% due 08/15/26                     1,000,000           853,359
Fifth Third Capital Trust I,
  8.136% due 03/15/27                     2,000,000         1,822,912
MBIA Inc.,
  7.15% due 07/15/27                      1,000,000           886,374
Merrill Lynch & Company Inc.,
  6.375% due 10/15/08                     1,000,000           912,122
National City Bank of
  Pennsylvania,
  7.25% due 10/21/11                      1,000,000           938,458
Swiss Bank Corporation
  7.75% due 09/01/26                      2,000,000         1,920,340
                                                          -----------
TOTAL FINANCIAL INSTITUTIONS
(IDENTIFIED COST $8,188,502)                                7,333,565
---------------------------------------------------------------------
INDUSTRIAL -- 20.40%
---------------------------------------------------------------------
Boeing Company,
  8.625% due 11/15/31                     1,000,000         1,098,527
Burlington Northern Santa Fe
  Corporation,
  6.75% due 03/15/29                      1,000,000           853,507
Burlington Resources Inc.,
  7.375% due 03/01/29                     1,000,000           933,392
Columbia/HCA Healthcare
  Corporation,
  7.69% due 06/15/25                      1,000,000           791,976
Conoco Inc.,
  6.95% due 04/15/29                      1,500,000         1,371,067
Crown Cork & Seal Inc.,
  7.375% due 12/15/26                     1,000,000           755,942
Enersis,
  7.40% due 12/01/16                      1,000,000           868,111
Federal Express Corporation Pass
  Through,
  7.50% due 01/15/18                      1,900,495         1,882,260
Ford Motor Company,
  6.375% due 02/01/29                     2,000,000         1,637,166
Fort James Corporation,
  7.75% due 11/15/23                      1,000,000           922,849
Lockheed Martin Corporation,
  7.65% due 05/01/16                      1,000,000           948,047
Phillips Petroleum Company
  8.75% due 05/25/10                      1,000,000         1,060,619
Seagram (J.E.) & Sons Inc.,
  9.65% due 08/15/18                      1,000,000         1,110,512

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
Texaco Capital Inc.,
  9.75% due 03/15/20                    $ 1,000,000       $ 1,189,003
Tyco International,
  7.00% due 06/15/28                      2,000,000         1,738,290
USA Waste Services Inc.,
  7.00% due 10/01/04                      1,000,000           928,307
Wal-Mart Stores Inc.,
  6.875% due 08/10/09                     1,000,000           980,360
                                                          -----------
TOTAL INDUSTRIAL
(IDENTIFIED COST $20,437,763)                              19,069,935
---------------------------------------------------------------------
UTILITIES -- 5.91%
---------------------------------------------------------------------
Bellsouth Capital Funding
  Corporation,
  7.875% due 02/15/30                     1,000,000           998,020
Commonwealth Edison Company,
  7.00% due 07/01/05                      1,000,000           973,157
GTE North Inc.,
  7.625% due 05/15/26                     1,000,000           937,312
National Rural Utilities
  Cooperative Finance,
  5.70% due 1/15/10                       2,000,000         1,729,470
Worldcom Inc.,
  6.95% due 08/15/28                      1,000,000           886,035
                                                          -----------
TOTAL UTILITIES
(IDENTIFIED COST $6,048,673)                                5,523,994
---------------------------------------------------------------------
YANKEE BONDS -- 3.60%
---------------------------------------------------------------------
Hydro Quebec,
  8.50% due 12/01/29                      1,000,000         1,081,871
Laidlaw Inc.,
  7.875% due 04/15/05                     1,000,000           285,000
Legrand,
  8.50% due 02/15/25                      1,000,000         1,029,655
Province of British Columbia,
  Canada,
  7.25% due 09/01/36                      1,000,000           964,523
                                                          -----------
TOTAL YANKEE BONDS
(IDENTIFIED COST $4,077,182)                                3,361,049
---------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.00%
---------------------------------------------------------------------
Comed Transitional Funding Trust
  5.74% due 12/25/10                      1,000,000           897,795
Peco Energy Transition Trust,
  6.13% due 03/01/09                      2,000,000         1,844,970
Standard Credit Card Master Trust
  I,
  7.25% due 04/07/08                      1,000,000           994,475
                                                          -----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,042,529)                                3,737,240
---------------------------------------------------------------------
COMMERCIAL PAPER -- 0.86%
---------------------------------------------------------------------
Xerox Credit Corporation
  6.90% due 07/05/00                        800,000           799,387
                                                          -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $799,387)                                    799,387
---------------------------------------------------------------------

                             MONY SERIES FUND, INC.
                    LONG TERM BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.03%
---------------------------------------------------------------------
Fannie Mae
  6.25% due 05/15/29                    $ 1,000,000       $   898,109
Fannie Mae REMIC
  7.50% due 09/25/22                      2,000,000         1,953,652
Freddie Mac
  6.85% due 01/15/22                      1,000,000           955,185
Tennessee Valley Authority,
  6.00% due 03/15/13                      1,000,000           900,118
                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $4,801,285)                                4,707,064
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.22%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    5.50% due 07/03/00,
    Maturity Value $205,094
    Collateral: U.S. Treasury Note
    $185,000, 10.75% due 02/15/03,
    Value $218,616                          205,000           205,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $205,000)                                    205,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $98,746,674)                             $92,179,744
OTHER ASSETS LESS LIABILITIES -- 1.40%                      1,313,003
                                                          -----------
NET ASSETS -- 100%                                        $93,492,747
=====================================================================

P/O -- Principal-only stripped security. The rate shown is the effective yield.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     Volatility was the watchword for the equity markets in the first six months of 2000. After an April rout centered on once-highflying technology issues, and a May bottoming, June brought gradual recovery. After the smoke cleared, the Dow was down 3.97 percent, the S&P 500 down 2.66 percent, and the NASDAQ (with a strong late second quarter rebound) down 13.23 percent. Despite a 50 basis point interest rate hike by the Fed, for a full percentage point so far this year, bonds eked out a positive gain, outperforming stocks for the first time in many quarters. By June 30, 2000 some early indicators pointed to an economy that was slowing down.

     Our investment outlook remains unchanged: we see the Fed winning their battle to cool off the economy, and believe solid evidence of that will emerge in the third quarter. We believe equity valuations have become somewhat more rational, but still remain high. We do not see a recession, and still believe that the primary downside risk is a third autumn of fragile capital markets--an undue volatility on Wall Street rather than weakness on Main Street.

     For the period ended June 30,2000, the Portfolio earned a total return of -1.27 percent. This return takes into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts. Of course, past performance does not guarantee future investment results.

     As of June 30, 2000 the Diversified Portfolio was invested 82 percent in common stocks, 15 percent in bonds, and 3 percent in money-market equivalents.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 82.28%               PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------
AUTOMOTIVE -- 0.64%
  Ford Motor Company                           500         $   21,500
  Visteon Corporation                           65                794
                                                           ----------
                                                               22,294
BANKING -- 2.30%
  Bank of New York Company Inc.                700             32,550
  Chase Manhattan Corporation                  600             27,638
  FleetBoston Financial Corporation            600             20,400
                                                           ----------
                                                               80,588
BROADCASTING -- 3.58%
  Cumulus Media Inc. (Class A) (a)             700              6,388
  Infinity Broadcasting Corporation
    (Class A) (a)                              700             25,506
  Time Warner Inc.                             600             45,600
  Viacom Inc. (a)                              700             47,731
                                                           ----------
                                                              125,225
CABLE -- 2.32%
  Cablevision Systems Corporation
    (Class A) (a)                              600             40,725
  Comcast Corporation (a)                    1,000             40,500
                                                           ----------
                                                               81,225
CHEMICALS -- 1.31%
  Dow Chemical Company                         800             24,150
  Du Pont (E.I.) de Nemours &
    Company                                    500             21,875
                                                           ----------
                                                               46,025
COMPUTER HARDWARE -- 6.39%
  Cisco Systems Inc. (a)                     1,000             63,562
  Dell Computer Corporation (a)                600             29,588
  EMC Corporation (a)                          800             61,550
  Hewlett-Packard Company                      200             24,975
  International Business Machines
    Corporation                                400             43,825
                                                           ----------
                                                              223,500
COMPUTER SERVICES -- 3.50%
  America Online Inc. (a)                      600             31,650
  Sun Microsystems Inc. (a)                  1,000             90,937
                                                           ----------
                                                              122,587
COMPUTER SOFTWARE -- 3.84%
  Genuity Inc.                                 200              1,831
  Microsoft Corporation (a)                    500             40,000
  Oracle Corporation (a)                     1,100             92,469
                                                           ----------
                                                              134,300
CRUDE & PETROLEUM -- 6.67%
  Anadarko Petroleum Corporation               500             24,656
  BP Amoco (ADR)                               900             50,906
  Burlington Resources Inc.                    700             26,775
  Chevron Corporation                          400             33,925
  Exxon Mobil Corporation                      900             70,650
  Texaco Inc.                                  500             26,625
                                                           ----------
                                                              233,537
ELECTRICAL EQUIPMENT -- 4.50%
  Emerson Electric Company                     500             30,187
  General Electric Company                   2,400            127,200
                                                           ----------
                                                              157,387
HEALTH CARE -- 0.00%
  Paracelsus Healthcare Corporation            213                 12

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
MEDICAL SERVICES -- 1.11%
  Biogen Inc. (a)                              600         $   38,700
MISC. FINANCIAL SERVICES -- 2.89%
  American Express Company                     900             46,913
  Citigroup Inc.                               900             54,225
                                                           ----------
                                                              101,138
MULTI-LINE INSURANCE -- 1.68%
  American International Group Inc.            500             58,750
OIL SERVICES -- 10.42%
  Baker Hughes Inc.                            800             25,600
  BJ Services Company (a)                      800             50,000
  Diamond Offshore Drilling Inc.             1,000             35,125
  Grant Prideco, Inc.                          600             15,000
  Halliburton Company                          700             33,031
  Kerr-McGee Corporation                       500             29,469
  Nabors Industries Inc. (a)                   700             29,094
  Phillips Petroleum Company                   500             25,344
  Schlumberger Ltd.                            400             29,850
  Tidewater Inc.                             1,000             36,000
  Transocean Sedco Forex Inc.                  600             32,062
  Weatherford International Inc.
    (a)                                        600             23,887
                                                           ----------
                                                              364,462
PAPER & FOREST PRODUCTS -- 1.68%
  Bowater Inc.                                 600             26,475
  International Paper Company                  800             23,850
  Temple-Inland Inc.                           200              8,400
                                                           ----------
                                                               58,725
PHARMACEUTICALS -- 9.60%
  American Home Products
    Corporation                                800             47,000
  Bristol-Myers Squibb Company                 600             34,950
  Eli Lilly & Company                          500             49,937
  Merck & Company Inc.                         500             38,313
  Pfizer Inc.                                1,500             72,000
  Pharmacia Corporation                        400             20,675
  Schering-Plough Corporation                  800             40,400
  Smithkline Beecham (ADR)                     500             32,594
                                                           ----------
                                                              335,869
RETAIL -- 0.86%
  Home Depot Inc.                              600             29,963
SEMICONDUCTORS -- 4.10%
  Applied Materials Inc. (a)                   700             63,438
  Intel Corporation                            600             80,212
                                                           ----------
                                                              143,650
TECHNOLOGY -- 2.12%
  Agilent Technologies Inc. (a)                 76              5,605
  Texas Instruments Inc.                     1,000             68,688
                                                           ----------
                                                               74,293
TELECOMMUNICATIONS -- 7.13%
  AT&T Corporation                             700             22,138
  Global Crossing Ltd. (a)                     800             21,050
  Lucent Technologies Inc.                     600             35,550
  Qwest Communications
    International Inc. (a)                   1,100             54,656
  Sprint Corporation                           800             40,800
  Tellabs Inc. (a)                             600             41,062
  Worldcom Inc. (a)                            750             34,406
                                                           ----------
                                                              249,662

                             MONY SERIES FUND, INC.
                      DIVERSIFIED PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
WIRELESS COMMUNICATIONS -- 5.64%
  AT&T Corporation                             200         $    5,575
  Motorola Inc.                              1,800             52,312
  Nokia Corporation (Class A) (ADR)          1,600             79,900
  Sprint PCS (a)                             1,000             59,500
                                                           ----------
                                                              197,287
                                                           ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,597,682)                                2,879,179
---------------------------------------------------------------------
U.S. TREASURY NOTES -- 14.56%
---------------------------------------------------------------------
7.50% due 05/15/02                        $500,000            509,375
                                                           ----------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $506,413)                                    509,375
---------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
REPURCHASE AGREEMENT -- 3.03%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    5.50% due 07/03/00,
    Maturity Value $106,049
    Collateral: U.S. Treasury Note
    $110,000, 6.50% due 05/31/02,
    Value $111,332                        $106,000         $  106,000
                                                           ----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $106,000)                                    106,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,210,095)                               $3,494,554
OTHER ASSETS LESS LIABILITIES
  -- 0.13%                                                      4,415
                                                           ----------
NET ASSETS -- 100%                                         $3,498,969
=====================================================================

(a) Non-income producing security.
(ADR) American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

     U.S. Treasury and Agency securities drifted down, and then reversed to finish virtually unchanged in the first six months. This action was a repeat of the first quarter, and for the same underlying cause: in the near-term the market expects the Fed to raise interest rates until the economy slows, but once that process is at its end, the bond market is primed for a significant rally. Like an Olympic sprinter after a false start, bonds have several times been called back to the blocks. Yields on the benchmark 5-year Treasury note have spent most of the year swinging a quarter-point either side of 6.40 percent. They ended the first six months on the lower side of that range, at 6.18 percent, on some evidence that the economy may truly be cooling down. The inversion of the yield curve, where longer maturity treasury securities trade at lower yields than those of shorter maturities, slowly began to reverse course. U.S. are Government Agency treading water, continuing to trade with historically wide yield risk premiums given their implicit government backing.

     The portfolio has moved towards a slightly overinvested duration posture, with a bias in favor of lower volatility and a re-steepening of the yield curve.

     The Government Securities Portfolio is a bond account that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentalities's. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 4.7 years at June 30, 2000.

     For the six months ended June 30, 2000, the Portfolio earned a total return of 3.00 percent. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts. Of course, past performance does not guarantee future investment results.

     The Portfolio is currently invested 100 percent in U.S. Treasury and Agency, or U.S. Government guaranteed obligations.

     Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

                             MONY SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

U.S. GOVERNMENT AGENCY              NUMBER OF SHARES OR
OBLIGATIONS -- 74.14%                PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
Attransco Inc. Guaranteed,
  6.12% due 04/01/08                    $1,697,126        $ 1,625,626
Fannie Mae
  5.75% due 04/15/03                     2,000,000          1,939,208
Fannie Mae
  5.875% due 04/23/04                    1,000,000            959,147
Fannie Mae REMIC
  7.00% due 01/25/03                       285,000            282,505
Fannie Mae REMIC
  6.50% due 10/25/03                     1,300,000          1,277,757
Fannie Mae REMIC
  5.75% due 08/25/18                       183,937            182,572
Federal Home Loan Banks,
  4.875% due 01/22/02                    1,000,000            970,833
Federal Home Loan Banks,
  5.125% due 02/26/02                    1,000,000            972,974
Federal Home Loan Banks,
  5.50% due 01/21/03                     2,000,000          1,933,774
Freddie Mac,
  6.00% due 07/20/01                     5,000,000          4,953,775
Freddie Mac,
  6.30% due 06/01/04                     3,000,000          2,908,110
Freddie Mac,
  6.50% due 11/15/21                     1,500,000          1,451,822
Freddie Mac,
  6.50% due 03/15/26                     1,000,000            927,515
Government National Mortgage
  Association,
  7.50% due 05/15/24                       317,921            316,980
Government National Mortgage
  Association,
  7.50% due 10/15/24                       135,403            135,002
Government National Mortgage
  Association,
  7.00% due 09/20/28                     1,536,007          1,486,148
Overseas Private Investor
  Corporation,
  7.05% due 11/15/13                     2,892,857          2,870,105
Private Export Funding
  Corporation,
  7.01% due 04/30/04                     2,000,000          1,998,664
Private Export Funding
  Corporation,
  5.25% due 05/15/05                     2,500,000          2,321,300

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
Private Export Funding
  Corporation,
  7.65% due 05/15/06                    $1,000,000        $ 1,029,127
Tennessee Valley Authority,
  6.375% due 06/15/05                      500,000            486,638
Tennessee Valley Authority,
  5.375% due 11/13/08                    2,000,000          1,779,108
Tennessee Valley Authority,
  6.00% due 03/15/13                     1,000,000            900,118
U.S. Department of Housing & Urban
  Development,
  6.23% due 08/01/02                     2,000,000          1,974,750
                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
(IDENTIFIED COST $36,829,729)                              35,683,558
---------------------------------------------------------------------
U.S. TREASURY NOTES -- 22.83%
---------------------------------------------------------------------
  6.25% due 01/31/02                     3,000,000          2,989,689
  5.50% due 01/31/03                     3,000,000          2,938,125
  6.50% due 10/15/06                     5,000,000          5,057,815
                                                          -----------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $11,320,889)                              10,985,629
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.01%
---------------------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement,
  5.50% due 07/03/00,
  Maturity Value $967,443
  Collateral: U.S. Treasury Note
  $995,000, 5.75% due 06/30/01,
  Value $987,693                           967,000            967,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $967,000)                                    967,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $49,117,618)                             $47,636,187
OTHER ASSETS LESS LIABILITIES -- 1.02%                        491,482
                                                          -----------
NET ASSETS -- 100%                                        $48,127,669
=====================================================================

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     The first six months of 2000 proved to be a very difficult one in which to navigate as an investor. The equity markets were choppy and continued to exhibit a high level of volatility relative to historical norms. Fixed income markets adjusted to the much anticipated May 16, 0.5 percent increase in the Fed's overnight federal funds rate and for a time priced in a further interest rate move at the June 27-28 FOMC meeting. Short-term money market rates moved up substantially in the beginning of May. Subsequently, the short-term yield curve steepened dramatically. As the second quarter played out, increasing evidence of economic softening began to mount. The impact of the Fed's six interest rate increases over the past year totaling 1.75 percent seems to have been felt, initially in the interest rate sensitive sectors like housing and autos. Nevertheless, the pace of economic growth, while below the torrid 5.5 percent real GDP growth rate seen in the first quarter, still seems too robust to keep the FOMC on hold. Unemployment fell to 4.0 percent in June with little slack discernible in the labor market. Undoubtedly, the best news on the inflation front has passed. Inflationary pressures are most evident on the energy and related fronts. We believe the total PPI should rise 0.5% or more in June after soft results in April and May. Retail sales should similarly rebound smartly in June. Factory orders and industrial production remain solid.

     The question at hand is whether the FOMC's series of interest rate hikes has slowed the economy's pace to a level consistent with the Fed's perceived roughly 3.5 percent target real GDP growth level. The bond market and money market are betting that the Fed's regimen has done so. Thus, the bond market clearly views the Fed's work to dampen inflationary pressures as done or almost done. We are more than a little skeptical of this view. We think there is a strong possibility that the softness seen in the latter part of the second quarter is a temporary breather in the economy's above-trend growth. The first quarter, we believe, was buoyed by favorable weather and a snapback from Y2K-related issues in 1999's second half. The second quarter pullback only looks slow relative to the first quarter's vibrant pace. Volatility in the equity markets, particularly in NASDAQ and technology-related stocks, also contributed to the recent slowdown. Corporate earnings remain strong. The capital markets have reopened over the past several weeks.

     We think the Fed's reading of the forthcoming economic statistics for June and July will keep the FOMC on hold at the August 22 meeting. In its commentary after the most recent meeting, the Fed continued to express concern over the economy's strength and potential for supply/demand imbalances leading to inflationary pressure. The average maturity of the Money Market Portfolio was lengthened during the second quarter to capitalize on the increased level of market interest rates. As market sentiment has shifted in the past month, bringing down interest rates markedly out through one year, we have shortened the Portfolio's average maturity in the belief that opportunities to extend into longer maturing/higher-yielding investments lie ahead.

     The Treasury yield curve reshaped modestly in the second quarter, despite interest rates moving in a wide range during the quarter due to shifting market sentiment. Interest rates on the long bond inched up 6 basis points (1/100 of a percentage point) during the quarter from a yield of 5.84% at March 31, 2000 to
5.90 percent at June 30. Yields on the short end dropped negligibly, as the three-month T-bill yield edged down 3 basis points from 5.89 percent at March 31, 2000 to 5.86 percent at June 30.

     Going forward, the average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Presently, the yield curve in the money market is fairly flat out through the six-month area, so there is little yield sacrifice in maintaining a short average maturity in the portfolio. The average maturity of the portfolio fell from 42.7 days at March 31, 2000 to 39.4 days at quarter end.

     The portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income. The 30-day and 7-day effective yields of the portfolio were 6.26 percent and 6.33 percent, respectively, as of June 30, 2000, after charges imposed by the portfolio. Of course, past performance does not guarantee future investment results.

     Investments made in the Money Market Portfolio are not insured nor guaranteed by the U.S. government. There is no assurance that the portfolio will maintain a steady net asset value.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                   NUMBER OF SHARES OR
COMMERCIAL PAPER -- 87.46%          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
American Express Credit
  Corporation
  6.56% due 07/24/00                   $13,000,000       $ 12,945,515
Bank One
  6.60% due 07/26/00                     6,500,000          6,470,208
Bell Atlantic Network Funding
  6.50% due 07/24/00                     3,700,000          3,684,635
Ciesco LP
  6.56% due 07/13/00                     1,944,000          1,939,749
Citicorp
  6.54% due 08/01/00                    10,577,000         10,517,434
Coca Cola Enterprises Inc.
  6.52% due 07/19/00                    12,640,000         12,598,794
Colonial Pipeline Co.
  6.32% due 12/20/00                    10,822,000         10,495,224
Countrywide Home Loans Inc.
  6.58% due 07/13/00                     8,870,000          8,850,545
CSX Corporation
  6.85% due 07/21/00                     2,500,000          2,490,486
Dominion Resources Inc.
  6.82% due 07/19/00                     2,000,000          1,993,180
Edison Asset Securitization
  6.58% due 07/07/00                     6,500,000          6,492,872
Edison Asset Securitization
  6.60% due 07/17/00                     1,490,000          1,485,629
Enterprise Funding Corporation
  6.21% due 07/21/00                     1,407,000          1,402,146
Enterprise Funding Corporation
  6.60% due 08/07/00                    11,000,000         10,925,383
Ford Motor Credit Company
  6.56% due 07/20/00                    10,371,000         10,335,093
General Electric Capital
  Corporation,
  Discount Note 6.77% due
  07/06/00                               8,000,000          7,992,478
General Electric Capital
  Corporation,
  Discount Note 5.98% due
  07/07/00                               4,794,000          4,789,222
Golden Funding Corporation
  6.60% due 07/05/00                     3,299,000          3,296,581
Golden Funding Corporation
  6.78% due 07/06/00                     5,133,000          5,128,166
Golden Funding Corporation
  6.72% due 08/24/00                     4,792,000          4,743,697
Goldman Sachs Group
  6.52% due 08/01/00                     5,832,000          5,799,257
GTE Corporation
  6.62% due 07/07/00                     1,896,000          1,893,908
GTE Corporation
  6.62% due 07/28/00                     6,500,000          6,467,728
Heller Financial Inc.
  6.62% due 08/14/00                    10,000,000          9,919,089
Household Finance Corporation
  Limited
  6.65% due 08/30/00                    12,000,000         11,867,000
Merrill Lynch & Company Inc.
  5.98% due 07/10/00                     7,845,000          7,833,272
Montauk Funding Corporation
  6.57% due 08/08/00                     7,000,000          6,951,455
Nabisco Inc.
  6.83% due 07/27/00                       469,000            466,686
Province of Quebec
  6.58% due 09/08/00                     6,678,000          6,593,779
Republic of Argentina
  5.716% due 10/16/00                    4,400,000          4,324,774
Syndicated Loan Funding Trust
  6.801% due 03/15/01                    7,000,000          7,000,000
Target Corporation
  6.62% due 07/06/00                     6,900,000          6,893,656
Textron Financial Corporation
  6.63% due 07/07/00                     8,316,000          8,306,811

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
Trident Capital Finance Inc.
  6.56% due 08/10/00                   $ 3,274,000       $  3,250,136
TRW Inc.
  6.73% due 07/10/00                     2,500,000          2,495,794
Union Bancal Commercial Funding
  5.99% due 09/15/00                     4,000,000          4,000,000
Windmill Funding Corporation
  6.14% due 07/05/00                     2,775,000          2,773,107
Windmill Funding Corporation
  6.57% due 08/07/00                     6,000,000          5,959,485
Worldcom Inc.
  6.10% due 09/01/00                     2,362,000          2,337,186
Xerox Credit Corporation
  6.74% due 07/28/00                     6,542,000          6,508,930
                                                         ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $240,219,090)                            240,219,090
---------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 4.37%
---------------------------------------------------------------------
Federal Home Loan Bank
  6.60% due 02/22/01                     3,500,000          3,498,517
Federal Home Loan Bank
  6.75% due 03/01/01                     8,500,000          8,500,000
                                                         ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
(IDENTIFIED COST $11,998,517)                              11,998,517
---------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 3.64%
---------------------------------------------------------------------
Canadian Imperial Bank Commerce
  6.58% due 07/12/00                    10,000,000         10,000,000
                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $10,000,000)                              10,000,000
---------------------------------------------------------------------
VARIABLE RATE SECURITIES -- 3.77%
---------------------------------------------------------------------
Capital One Funding Corporation,
  6.70% due 04/01/11 (v)                 3,144,000          3,144,000
Capital One Funding Corporation,
  6.70% due 03/01/17 (v)                 2,218,000          2,218,000
Goldman Sachs Group L.P.,
  6.406% due 04/11/08 (v)                5,000,000          5,000,000
                                                         ------------
TOTAL VARIABLE RATE SECURITIES
(IDENTIFIED COST $10,362,000)                              10,362,000
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.40%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    5.50% due 07/03/00,
    Maturity Value $1,114,511,
    Collateral: U.S. Treasury
    Note
    $1,145,000, 5.75% due
    06/30/01, Value $1,136,591           1,114,000          1,114,000
                                                         ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,114,000)                                1,114,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $273,693,607)                           $273,693,607
OTHER ASSETS LESS LIABILITIES -- 0.36%                        977,866
                                                         ------------
NET ASSETS -- 100%                                       $274,671,473
=====================================================================

(v) Variable interest rate security; interest rate is as of June 30, 2000.
                       See notes to financial statements.

                      (This page intentionally left blank)

                             MONY SERIES FUND, INC.

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 2000

                                                                                                      INTERMEDIATE
                                                              EQUITY GROWTH       EQUITY INCOME        TERM BOND
                                                                PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                              -------------       -------------       ------------
ASSETS:
Investments at value........................................   $2,902,738          $16,378,025        $49,062,131
Receivable for fund shares sold.............................          767               10,654             43,209
Receivable for investments sold.............................        4,316               65,238                 --
Dividends and interest receivable...........................        1,266               22,287            752,811
Cash and other assets.......................................       57,534                1,440              1,827
                                                               ----------          -----------        -----------
          Total assets......................................    2,966,621           16,477,644         49,859,978
                                                               ----------          -----------        -----------
LIABILITIES:
Payable for fund shares redeemed............................          818                5,322            181,653
Payable for investments purchased...........................           --               51,434                 --
Investment advisory fees payable............................        1,278                6,944             21,825
Administration fees payable.................................          387                  633              1,347
Accrued expenses and other liabilities......................        4,810                6,600             12,522
                                                               ----------          -----------        -----------
          Total liabilities.................................        7,293               70,933            217,347
                                                               ----------          -----------        -----------
               NET ASSETS...................................   $2,959,328          $16,406,711        $49,642,631
                                                               ==========          ===========        ===========
NET ASSETS:
Paid-in capital.............................................    1,315,063           11,821,116         50,629,495
Undistributed (accumulated) net investment income (loss)....       (4,223)             130,818          1,542,075
Undistributed (accumulated) net realized gain (loss) on
  investments...............................................      580,392              682,437           (431,414)
Unrealized appreciation (depreciation) on investments.......    1,068,096            3,772,340         (2,097,525)
                                                               ----------          -----------        -----------
               NET ASSETS...................................   $2,959,328          $16,406,711        $49,642,631
                                                               ==========          ===========        ===========
Fund shares outstanding.....................................       76,040              870,563          4,803,353
                                                               ----------          -----------        -----------
Net asset value per share...................................       $38.92               $18.85             $10.34
                                                               ==========          ===========        ===========
INVESTMENTS AT COST.........................................   $1,834,642          $12,605,685        $51,159,656
                                                               ==========          ===========        ===========

                       See notes to financial statements.

      LONG TERM                          GOVERNMENT           MONEY
        BOND           DIVERSIFIED       SECURITIES           MARKET
      PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
     -----------       -----------       -----------       ------------
     $92,179,744       $3,494,554        $47,636,187       $273,693,607
          76,156               84             22,427          1,298,285
              --            4,316                 --                 --
       1,803,095            6,316            706,598            652,221
           1,658              807              1,415             15,213
     -----------       ----------        -----------       ------------
      94,060,653        3,506,077         48,366,627        275,659,326
     -----------       ----------        -----------       ------------
         507,251              853            207,632            867,134
              --               --                 --                 --
          41,176            1,441             21,594             91,382
           2,323              391              1,398              5,572
          17,156            4,423              8,334             23,765
     -----------       ----------        -----------       ------------
         567,906            7,108            238,958            987,853
     -----------       ----------        -----------       ------------
     $93,492,747       $3,498,969        $48,127,669       $274,671,473
     ===========       ==========        ===========       ============
      98,938,287        2,020,795         48,455,603        274,671,473
       3,084,141            9,772          1,396,794                 --
      (1,962,751)         183,943           (243,297)                --
      (6,566,930)       1,284,459         (1,481,431)                --
     -----------       ----------        -----------       ------------
     $93,492,747       $3,498,969        $48,127,669       $274,671,473
     ===========       ==========        ===========       ============
       7,725,714          180,200          4,538,418        274,671,473
     -----------       ----------        -----------       ------------
          $12.10           $19.42             $10.60              $1.00
     ===========       ==========        ===========       ============
     $98,746,674       $2,210,095        $49,117,618       $273,693,607
     ===========       ==========        ===========       ============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                                                                                      INTERMEDIATE
                                                              EQUITY GROWTH       EQUITY INCOME        TERM BOND
                                                                PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                              -------------       -------------       ------------
INVESTMENT INCOME:
     Interest...............................................    $   4,826          $    16,180         $1,708,478
     Dividends..............................................       11,935(1)           177,136(1)              --
                                                                ---------          -----------         ----------
          Total investment income...........................       16,761              193,316          1,708,478
                                                                ---------          -----------         ----------
EXPENSES:
     Investment advisory fees...............................        8,036               42,945            135,059
     Transfer Agent Fees....................................        1,749                1,749              1,749
     Custodian and fund accounting fees.....................        4,939                8,180             10,960
     Administration fees....................................        4,003                5,097              8,619
     Directors' fees and expenses...........................          131                  747              2,718
     Audit and legal fees...................................        2,650                3,351              5,952
     Miscellaneous..........................................          223                  618              1,574
                                                                ---------          -----------         ----------
          Total expenses....................................       21,731               62,687            166,631
                                                                ---------          -----------         ----------
       Less: Expenses reduced by a custodian fee
          arrangement.......................................         (747)                (190)              (228)
                                                                ---------          -----------         ----------
       Total expenses, net of expense reduction.............       20,984               62,497            166,403
                                                                ---------          -----------         ----------
            NET INVESTMENT INCOME (LOSS)....................       (4,223)             130,819          1,542,075
                                                                ---------          -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET:
     Net realized gain (loss) on security transactions......      584,370              672,005           (222,124)
     Net change in unrealized gain (loss) on investments....     (534,747)          (1,497,555)          (450,916)
                                                                ---------          -----------         ----------
          Net realized and unrealized gain (loss) on
            investments.....................................       49,623             (825,550)          (673,040)
                                                                ---------          -----------         ----------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS.................................    $  45,400          $  (694,731)        $  869,035
                                                                =========          ===========         ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $183 for Equity Growth, $970 for Equity Income, $4,014 for Long Term Bond, and $123 for Diversified.

          LONG TERM                          GOVERNMENT       MONEY
            BOND           DIVERSIFIED       SECURITIES       MARKET
          PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO
         -----------     ---------------     ----------     ----------
         $ 3,388,048(1)  $        18,686     $1,562,243     $8,450,473
                  --              11,991(1)          --             --
         -----------     ---------------     ----------     ----------
           3,388,048              30,677      1,562,243      8,450,473
         -----------     ---------------     ----------     ----------
             255,708               8,757        136,086        589,268
               1,749               1,749          1,749          1,749
              17,575               4,180          9,772         24,155
              13,234               3,974          9,219         30,188
               4,422                 155          2,265         11,665
               7,277               2,675          5,314         15,573
               4,954                 237          1,389          7,653
         -----------     ---------------     ----------     ----------
             304,919              21,727        165,794        680,251
         -----------     ---------------     ----------     ----------
              (1,019)               (824)          (347)          (745)
         -----------     ---------------     ----------     ----------
             303,900              20,903        165,447        679,506
         -----------     ---------------     ----------     ----------
           3,084,148               9,774      1,396,796      7,770,967
         -----------     ---------------     ----------     ----------
          (1,232,735)            188,703       (243,295)            --
           3,427,322            (154,064)       337,335             --
         -----------     ---------------     ----------     ----------
           2,194,587              34,639         94,040             --
         -----------     ---------------     ----------     ----------
         $ 5,278,735     $        44,413     $1,490,836     $7,770,967
         ===========     ===============     ==========     ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

                             MONY SERIES FUND, INC

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 JUNE 30, 2000

                                                                                                          INTERMEDIATE TERM
                                         EQUITY GROWTH PORTFOLIO        EQUITY INCOME PORTFOLIO             BOND PORTFOLIO
                                       ----------------------------   ----------------------------   ----------------------------
                                        (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
                                        SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                           ENDED       DECEMBER 31,       ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                                       JUNE 30, 2000       1999       JUNE 30, 2000       1999       JUNE 30, 2000       1999
                                       -------------   ------------   -------------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss).......   $   (4,223)     $  (15,892)    $   130,819    $   305,800    $  1,542,075    $  3,263,672
  Net realized gain (loss) on
    investments......................      584,370         658,501         672,005      2,439,376        (222,124)        (43,997)
  Net change in unrealized gain
    (loss) on investments............     (534,747)        408,644      (1,497,555)    (1,208,862)       (450,916)     (3,099,186)
                                        ----------      ----------     -----------    -----------    ------------    ------------
  Increase (decrease) in net assets
    resulting from operations........       45,400       1,051,253        (694,731)     1,536,314         869,035         120,489
                                        ----------      ----------     -----------    -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............           --              --        (297,279)      (365,229)     (3,263,672)     (2,897,928)
  Net realized gains on
    investments......................     (641,993)       (268,388)     (2,450,693)    (3,095,880)             --              --
                                        ----------      ----------     -----------    -----------    ------------    ------------
      Total distributions to
         shareholders................     (641,993)       (268,388)     (2,747,972)    (3,461,109)     (3,263,672)     (2,897,928)
                                        ----------      ----------     -----------    -----------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold........................       85,016         784,022          61,153        517,508      10,176,336      22,066,468
  Reinvestment of distributions......      641,993         268,388       2,747,972      3,461,109       3,263,673       2,897,928
  Shares redeemed....................     (532,933)     (1,582,781)     (1,419,469)    (3,395,551)    (16,997,911)    (26,123,240)
                                        ----------      ----------     -----------    -----------    ------------    ------------
      Total increase (decrease) in
         net assets resulting from
         capital share transactions..      194,076        (530,371)      1,389,656        583,066      (3,557,902)     (1,158,844)
                                        ----------      ----------     -----------    -----------    ------------    ------------
      Total increase (decrease) in
         net assets..................     (402,517)        252,494      (2,053,047)    (1,341,729)     (5,952,539)     (3,936,283)
NET ASSETS:
  Beginning of period................    3,361,845       3,109,351      18,459,758     19,801,487      55,595,170      59,531,453
                                        ----------      ----------     -----------    -----------    ------------    ------------
  End of period......................   $2,959,328      $3,361,845     $16,406,711    $18,459,758    $ 49,642,631    $ 55,595,170
                                        ==========      ==========     ===========    ===========    ============    ============
SHARES ISSUES AND REDEEMED:
  Issued.............................        2,105          18,414           3,083         22,131         970,636       2,013,583
  Issued in reinvestment of
    distributions....................       16,449           6,585         147,581        141,965         319,342         269,324
  Redeemed...........................      (11,617)        (37,287)        (68,355)      (138,809)     (1,625,257)     (2,398,901)
                                        ----------      ----------     -----------    -----------    ------------    ------------
         Net increase (decrease).....        6,937         (12,288)         82,309         25,287        (335,279)       (115,994)
                                        ==========      ==========     ===========    ===========    ============    ============

                       See notes to financial statements.

                                                                          GOVERNMENT SECURITIES
        LONG TERM BOND PORTFOLIO           DIVERSIFIED PORTFOLIO                PORTFOLIO                MONEY MARKET PORTFOLIO
    ---------------------------------   ----------------------------   ----------------------------   -----------------------------
     (UNAUDITED)                         (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
     SIX MONTHS        YEAR ENDED        SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
        ENDED         DECEMBER 31,          ENDED       DECEMBER 31,       ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
    JUNE 30, 2000         1999          JUNE 30, 2000       1999       JUNE 30, 2000       1999       JUNE 30, 2000       1999
    -------------   -----------------   -------------   ------------   -------------   ------------   -------------   -------------
    $  3,084,148      $  6,952,073       $    9,774      $   13,687    $  1,396,796    $  2,966,251   $   7,770,967   $  14,803,010
      (1,232,735)         (699,531)         188,703         573,398        (243,295)            782              --              --
       3,427,322       (16,322,516)        (154,064)        336,292         337,335      (2,586,738)             --              --
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
       5,278,735       (10,069,974)          44,413         923,377       1,490,836         380,295       7,770,967      14,803,010
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
      (6,952,080)       (5,178,086)         (13,689)        (12,540)     (2,966,253)     (1,817,929)     (7,770,967)    (14,803,010)
              --        (2,529,914)        (573,398)       (411,314)           (784)        (11,126)             --              --
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
      (6,952,080)       (7,708,000)        (587,087)       (423,854)     (2,967,037)     (1,829,055)     (7,770,967)    (14,803,010)
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
      10,404,125        59,904,018           78,148         330,574       9,421,138      35,392,288     340,307,337     605,338,269
       6,952,080         7,708,000          587,087         423,854       2,967,037       1,829,055       7,770,968      14,803,010
     (27,507,243)      (67,473,704)        (191,345)       (965,818)    (20,121,329)    (33,050,372)   (409,939,297)   (633,030,174)
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
     (10,151,038)          138,314          473,890        (211,390)     (7,733,154)      4,170,971     (61,860,992)    (12,888,895)
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
     (11,824,383)      (17,639,660)         (68,784)        288,133      (9,209,355)      2,722,211     (61,860,992)    (12,888,895)
     105,317,130       122,956,790        3,567,753       3,279,620      57,337,024      54,614,813     336,532,465     349,421,360
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
    $ 93,492,747      $105,317,130       $3,498,969      $3,567,753    $ 48,127,669    $ 57,337,024   $ 274,671,473   $ 336,532,465
    ============      ============       ==========      ==========    ============    ============   =============   =============
         856,273         4,471,785            3,748          15,810         884,779       3,220,997     340,307,337     605,338,269
         583,718           608,366           30,060          21,246         285,842         169,044       7,770,968      14,803,010
      (2,261,574)       (5,207,500)          (9,168)        (46,180)     (1,886,462)     (3,025,293)   (409,939,297)   (633,030,114)
    ------------      ------------       ----------      ----------    ------------    ------------   -------------   -------------
        (821,583)         (127,349)          24,640          (9,124)       (715,841)        364,748     (61,860,992)    (12,888,895)
    ============      ============       ==========      ==========    ============    ============   =============   =============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                 EQUITY GROWTH PORTFOLIO
                                                         ------------------------------------------------------------------------
                                                           (UNAUDITED)                     YEARS ENDED DECEMBER 31,
                                                         SIX MONTHS ENDED    ----------------------------------------------------
                                                          JUNE 30, 2000       1999        1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................      $  48.65        $ 38.20     $ 36.08    $ 30.37    $ 25.11    $ 20.59
                                                             --------        -------     -------    -------    -------    -------
Income from investment operations:
Net investment income (loss)...........................     (0.06)(c)          (0.20)(c)    1.50       0.11       0.96       0.39
Net realized and unrealized gain (loss) on
  investments..........................................          0.79          14.05        6.88       8.42       4.30       5.90
                                                             --------        -------     -------    -------    -------    -------
Total from investment operations.......................          0.73          13.85        8.38       8.53       5.26       6.29
                                                             --------        -------     -------    -------    -------    -------
Dividends from net investment income...................            --             --       (1.62)     (0.96)        --      (0.39)
Distributions from net capital gains...................       (10.46)          (3.40)      (4.64)     (1.86)        --      (1.34)
Distributions in excess of realized capital gain.......            --             --          --         --         --      (0.04)
                                                             --------        -------     -------    -------    -------    -------
Total distributions....................................       (10.46)          (3.40)      (6.26)     (2.82)        --      (1.77)
                                                             --------        -------     -------    -------    -------    -------
Net asset value, end of period.........................      $  38.92        $ 48.65     $ 38.20    $ 36.08    $ 30.37    $ 25.11
                                                             ========        =======     =======    =======    =======    =======
Total return...........................................          1.45%(b)      37.98%      25.46%     30.68%     20.95%     30.54%
Net assets, end of period (000)........................      $  2,959        $ 3,362     $ 3,109    $ 2,799    $ 2,155    $ 1,874
Ratio of expenses (excluding expense reduction) to
  average net assets...................................          1.36%(a)       1.49%       1.93%      1.33%      1.22%      1.28%
Ratio of expenses to average net assets................          1.31%(a)       1.46%       1.82%      1.23%      1.12%      1.23%
Ratio of net investment income (loss) (excluding
  expense reduction) to average net assets.............        (0.32)%(a)      (0.53)%     (0.58)%     0.24%      0.53%      1.49%
Ratio of net investment income (loss) to average net
  assets...............................................        (0.27)%(a)      (0.49)%     (0.48)%     0.34%      0.62%      1.54%
Portfolio turnover.....................................            11%            31%         38%        46%        44%        38%

                                                                                  EQUITY INCOME PORTFOLIO
                                                          -----------------------------------------------------------------------
                                                            (UNAUDITED)                    YEARS ENDED DECEMBER 31,
                                                          SIX MONTHS ENDED    ---------------------------------------------------
                                                           JUNE 30, 2000       1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................      $ 23.42         $ 25.95    $ 27.10    $ 23.44    $ 19.61    $ 15.53
                                                              -------         -------    -------    -------    -------    -------
Income from investment operations:
Net investment income (loss)............................         0.16(c)         0.38(c)    0.78       0.61       0.98       0.69
Net realized and unrealized gain (loss) on
  investments...........................................        (1.09)           1.90       2.62       5.96       2.89       4.45
                                                              -------         -------    -------    -------    -------    -------
Total from investment operations........................        (0.93)           2.28       3.40       6.57       3.87       5.14
                                                              -------         -------    -------    -------    -------    -------
Dividends from net investment income....................        (0.39)          (0.51)     (0.88)     (1.00)     (0.04)     (0.65)
Distributions from net capital gains....................        (3.25)          (4.30)     (3.67)     (1.91)        --      (0.41)
                                                              -------         -------    -------    -------    -------    -------
Total distributions.....................................        (3.64)          (4.81)     (4.55)     (2.91)     (0.04)     (1.06)
                                                              -------         -------    -------    -------    -------    -------
Net asset value, end of period..........................      $ 18.85         $ 23.42    $ 25.95    $ 27.10    $ 23.44    $ 19.61
                                                              =======         =======    =======    =======    =======    =======
Total return............................................        (3.78)%(b)       8.04%     12.63%     31.26%     19.76%     33.12%
Net assets, end of period (000).........................      $16,407         $18,460    $19,801    $20,721    $18,572    $18,091
Ratio of expenses (excluding expense reduction) to
  average net assets....................................         0.76%(a)        0.70%      0.76%      0.59%      0.55%      0.56%
Ratio of expenses to average net assets.................         0.75%(a)        0.70%      0.75%      0.58%      0.54%      0.55%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets......................         1.56%(a)        1.56%      1.86%      2.20%      2.78%      3.54%
Ratio of net investment income (loss) to average net
  assets................................................         1.56%(a)        1.57%      1.88%      2.20%      2.79%      3.54%
Portfolio turnover......................................           12%             27%        28%        29%        29%        27%

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            INTERMEDIATE TERM BOND PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                         (UNAUDITED)                      YEARS ENDED DECEMBER 31,
                                                       SIX MONTHS ENDED    ------------------------------------------------------
                                                        JUNE 30, 2000        1999         1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................      $ 10.82         $  11.33     $  11.12    $ 10.96    $ 10.57    $  9.75
                                                           -------         --------     --------    -------    -------    -------
Income from investment operations:
Net investment income (loss).........................         0.31(c)          0.61(c)      0.51       0.63       0.62       0.63
Net realized and unrealized gain (loss) on
  investments........................................        (0.13)           (0.59)        0.28       0.16      (0.23)      0.82
                                                           -------         --------     --------    -------    -------    -------
Total from investment operations.....................         0.18             0.02         0.79       0.79       0.39       1.45
                                                           -------         --------     --------    -------    -------    -------
Dividends from net investment income.................        (0.66)           (0.53)       (0.58)     (0.63)        --      (0.63)
Distributions from net capital gains.................           --               --           --         --         --         --
                                                           -------         --------     --------    -------    -------    -------
Total distributions..................................        (0.66)           (0.53)       (0.58)     (0.63)        --      (0.63)
                                                           -------         --------     --------    -------    -------    -------
Net asset value, end of period.......................      $ 10.34         $  10.82     $  11.33    $ 11.12    $ 10.96    $ 10.57
                                                           =======         ========     ========    =======    =======    =======
Total return.........................................         1.74%(b)         0.23%        7.44%      7.70%      3.69%     14.82%
Net assets, end of period (000)......................      $49,643         $ 55,595     $ 59,531    $44,217    $40,045    $37,520
Ratio of expenses (excluding expense reduction) to
  average net assets.................................         0.61%(a)         0.57%        0.62%      0.51%      0.48%      0.49%
Ratio of expenses to average net assets..............         0.61%(a)         0.57%        0.61%      0.51%      0.47%      0.49%
Ratio of net investment income (loss) (excluding
  expense reduction) to average net assets...........         5.86%(a)         5.50%        5.60%      5.97%      5.87%      6.10%
Ratio of net investment income (loss) to average net
  assets.............................................         5.86%(a)         5.50%        5.61%      5.98%      5.88%      6.10%
Portfolio turnover...................................           11%              40%          18%        79%        34%        32%

                                                                                LONG TERM BOND PORTFOLIO
                                                        -------------------------------------------------------------------------
                                                          (UNAUDITED)                     YEARS ENDED DECEMBER 31,
                                                        SIX MONTHS ENDED    -----------------------------------------------------
                                                         JUNE 30, 2000        1999        1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................      $ 12.32         $  14.17    $  13.64    $ 12.84    $ 12.88    $ 10.47
                                                            -------         --------    --------    -------    -------    -------
Income from investment operations:
Net investment income (loss)..........................         0.38(c)          0.74(c)     0.56       0.76       0.79       0.74
Net realized and unrealized gain (loss) on
  investments.........................................         0.27            (1.80)       0.75       0.83      (0.83)      2.41
                                                            -------         --------    --------    -------    -------    -------
Total from investment operations......................         0.65            (1.06)       1.31       1.59      (0.04)      3.15
                                                            -------         --------    --------    -------    -------    -------
Dividends from net investment income..................        (0.87)           (0.53)      (0.72)     (0.79)        --      (0.74)
Distributions from net capital gains..................           --            (0.26)      (0.06)        --         --       0.00
                                                            -------         --------    --------    -------    -------    -------
Total distributions...................................        (0.87)           (0.79)      (0.78)     (0.79)        --      (0.74)
                                                            -------         --------    --------    -------    -------    -------
Net asset value, end of period........................      $ 12.10         $  12.32    $  14.17    $ 13.64    $ 12.84    $ 12.88
                                                            =======         ========    ========    =======    =======    =======
Total return..........................................         5.42%(b)        (7.60)%     10.08%     13.44%     (0.31)%    30.04%
Net assets, end of period (000).......................      $93,493         $105,317    $122,957    $75,353    $62,099    $62,018
Ratio of expenses (excluding expense reduction) to
  average net assets..................................         0.62%(a)         0.55%       0.58%      0.49%      0.46%      0.48%
Ratio of expenses to average net assets...............         0.62%(a)         0.55%       0.57%      0.49%      0.46%      0.48%
Ratio of net investment income (loss) (excluding
  expense reduction) to average net assets............         6.22%(a)         5.68%       5.50%      6.33%      6.40%      6.58%
Ratio of net investment income (loss) to average net
  assets..............................................         6.22%(a)         5.68%       5.50%      6.33%      6.40%      6.58%
Portfolio turnover....................................            7%              43%         41%        37%        60%        79%

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                   DIVERSIFIED PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                             (UNAUDITED)                    YEARS ENDED DECEMBER 31,
                                                           SIX MONTHS ENDED    --------------------------------------------------
                                                            JUNE 30, 2000       1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................      $ 22.93         $ 19.91    $ 20.61    $ 17.99    $ 15.72    $13.14
                                                               -------         -------    -------    -------    -------    ------
Income from investment operations:
Net investment income (loss).............................         0.06(c)         0.08(c)    1.41       0.34       0.36      0.43
Net realized and unrealized gain (loss) on investments...         0.25            5.60       2.85       3.80       1.91      3.03
                                                               -------         -------    -------    -------    -------    ------
Total from investment operations.........................         0.31            5.68       4.26       4.14       2.27      3.46
                                                               -------         -------    -------    -------    -------    ------
Dividends from net investment income.....................        (0.09)          (0.08)     (1.65)     (0.39)        --     (0.43)
Distributions from net capital gains.....................        (3.73)          (2.58)     (3.31)     (1.13)        --     (0.43)
Distributions in excess of realized capital gain.........           --              --         --         --         --     (0.02)
                                                               -------         -------    -------    -------    -------    ------
Total distributions......................................        (3.82)          (2.66)     (4.96)     (1.52)        --     (0.88)
                                                               -------         -------    -------    -------    -------    ------
Net asset value, end of period...........................      $ 19.42         $ 22.93    $ 19.91    $ 20.61    $ 17.99    $15.72
                                                               =======         =======    =======    =======    =======    ======
Total return.............................................         1.27%(b)       30.53%     23.69%     24.97%     14.44%    26.32%
Net assets, end of period (000)..........................      $ 3,499         $ 3,568    $ 3,280    $ 3,229    $ 3,381    $3,272
Ratio of expenses (excluding expense reduction) to
  average net assets.....................................         1.21%(a)        1.50%      1.83%      1.10%      0.91%     0.95%
Ratio of expenses to average net assets..................         1.16%(a)        1.46%      1.75%      1.03%      0.84%     0.91%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets.......................         0.51%(a)        0.36%      0.32%      1.36%      1.94%     2.65%
Ratio of net investment income (loss) to average net
  assets.................................................         0.56%(a)        0.40%      0.40%      1.43%      2.02%     2.68%
Portfolio turnover.......................................            7%             27%        34%        33%        24%       28%

                                                                              GOVERNMENT SECURITIES PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                             (UNAUDITED)                    YEARS ENDED DECEMBER 31,
                                                           SIX MONTHS ENDED    --------------------------------------------------
                                                            JUNE 30, 2000       1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................     $ 10.91         $ 11.17    $ 10.89    $ 10.58    $ 10.21    $ 9.51
                                                              -------         -------    -------    -------    -------    ------
Income from investment operations:
Net investment income (loss).............................        0.28(c)         0.56(c)    0.33       0.45       0.45      0.34
Net realized and unrealized gain (loss) on investments...        0.03           (0.49)      0.39       0.28      (0.08)     0.70
                                                              -------         -------    -------    -------    -------    ------
Total from investment operations.........................        0.31            0.07       0.72       0.73       0.37      1.04
                                                              -------         -------    -------    -------    -------    ------
Dividends from net investment income.....................       (0.62)          (0.33)     (0.44)     (0.42)        --     (0.34)
Distributions from net capital gains.....................       (0.00)(d)       (0.00)(d)      --        --         --     (0.00)(d)
                                                              -------         -------    -------    -------    -------    ------
Total distributions......................................       (0.62)          (0.33)     (0.44)     (0.42)        --     (0.34)
                                                              -------         -------    -------    -------    -------    ------
Net asset value, end of period...........................     $ 10.60         $ 10.91    $ 11.17    $ 10.89    $ 10.58    $10.21
                                                              =======         =======    =======    =======    =======    ======
Total return.............................................        3.00%(b)        0.66%      6.85%      7.18%      3.62%    10.89%
Net assets, end of period (000)..........................     $48,128         $57,337    $54,615    $25,066    $16,383    $8,556
Ratio of expenses (excluding expense reduction) to
  average net assets.....................................       0.64%(a)        0.58%      0.64%      0.56%      0.55%     0.74%
Ratio of expenses to average net assets..................       0.64%(a)        0.57%      0.62%      0.54%      0.52%     0.70%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets.......................       5.38%(a)        5.08%      5.09%      5.50%      5.56%     6.06%
Ratio of net investment income (loss) to average net
  assets.................................................       5.38%(a)        5.09%      5.10%      5.52%      5.59%     6.10%
Portfolio turnover.......................................          2%              8%        30%        19%        13%        0%

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                MONEY MARKET PORTFOLIO
                                                     ----------------------------------------------------------------------------
                                                       (UNAUDITED)                   FOR THE YEARS ENDED DECEMBER 31,
                                                     SIX MONTHS ENDED    --------------------------------------------------------
                                                      JUNE 30, 2000        1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                         --------        --------    --------    --------    --------    --------
Income from investment operations:
Net investment income (loss).......................          0.03            0.05        0.05        0.05        0.05        0.05
Net realized and unrealized gain (loss) on
  investments......................................            --              --          --          --          --          --
                                                         --------        --------    --------    --------    --------    --------
Total from investment operations...................          0.03            0.05        0.05        0.05        0.05        0.05
                                                         --------        --------    --------    --------    --------    --------
Dividends from net investment income...............         (0.03)          (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
Distributions from net capital gains...............            --              --          --          --          --          --
                                                         --------        --------    --------    --------    --------    --------
Total distributions................................         (0.03)          (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                                                         --------        --------    --------    --------    --------    --------
Net asset value, end of period.....................      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                         ========        ========    ========    ========    ========    ========
Total return.......................................          2.84%(b)        4.98%       5.25%       5.27%       5.12%       5.64%
Net assets, end of period (000)....................      $274,671        $336,532    $349,421    $158,286    $144,932    $110,367
Ratio of expenses (excluding expense reduction) to
  average net assets...............................          0.46%(a)        0.44%       0.45%       0.46%       0.45%       0.46%
Ratio of expenses to average net assets............          0.46%(a)        0.44%       0.45%       0.45%       0.44%       0.45%
Ratio of net investment income (loss) (excluding
  expense reduction) to average net assets.........          5.61%(a)        4.84%       5.08%       5.11%       4.94%       5.29%
Ratio of net investment income (loss) to average
  net assets.......................................          5.61%(a)        4.84%       5.09%       5.11%       4.95%       5.30%

---------------
(a) Annualized.
(b) Not annualized.
(c) Based on average shares outstanding.
(d) Less than $0.01 per share.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                       NOTES TO THE FINANCIAL STATEMENTS

                           JUNE 30, 2000 (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven separate investment funds or portfolios as follows: Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities, and Money Market. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own expenses and also its proportionate share of the general expenses of the Fund. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

     The Fund is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase and all securities held by the Money Market Portfolio are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2000, there were no such securities.

  B. Federal Income Taxes:

     No provision for Federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

  C. Security Transactions and Investment Income:

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

  D. Expenses:

     Each portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custodian fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

  E.  Dividends and Distributions:

     Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio.

                             MONY SERIES FUND, INC.

                           JUNE 30, 2000 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

  F.  Use of Estimates in Preparation of Financial Statements:

     Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors and officers of the Fund who are affiliates of the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee. The investment advisory fee is payable monthly and is computed as a percentage of each portfolio's average daily net assets at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of each of the Fund's portfolios except the Money Market Portfolio, which is 0.40% of the first $400,000,000 of the average daily net assets; 0.35% of the next $400,000,000 of the average daily net assets of each of the Fund's portfolios; and 0.30% of the average daily net assets of each of the Fund's portfolios in excess of $800,000,000.

     Enterprise Capital Management ("ECM"), a wholly-owned subsidiary of MONY, provides administrative services to the Fund. For its services ECM receives an administrative fee, payable monthly and computed at an annual rate equal to 0.03% of each portfolio's average daily net assets.

     Aggregate directors fees incurred for non-affiliated Directors' of the Fund for the six months ended June 30, 2000 amounted to $22,103.

4. CAPITAL STOCK

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios as follows: Equity Growth (150 million shares); Equity Income (150 million shares); Intermediate Term Bond (150 million shares); Long Term Bond (150 million shares); Diversified (150 million shares); Government Securities (150 million shares); and Money Market (750 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

                             MONY SERIES FUND, INC.

                           JUNE 30, 2000 (UNAUDITED)

5. INVESTMENT TRANSACTIONS

     For the six months ended June 30, 2000 purchases and sales proceeds of investments, other than short-term investments, were as follows:

                                                                                        PURCHASES       SALES
                                                                                        ---------       -----
Equity Growth............................................  Common Stock                 $  310,311   $ 1,065,579
Equity Income............................................  Common Stock                  2,017,653     3,724,007
Intermediate Term Bond...................................  U.S. Government Obligations   1,428,203     6,473,016
                                                           Corporate Bonds               3,983,783     3,846,843
Long Term Bond...........................................  U.S. Government Obligations   3,948,600    10,779,879
                                                           Corporate Bonds               2,928,950     8,583,593
Diversified..............................................  Common Stock                    238,885       411,044
Government Securities....................................  U.S. Government               1,000,000     8,145,464

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At June 30, 2000, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                           UNREALIZED     UNREALIZED     NET UNREALIZED
PORTFOLIO                                                    TAX COST         GAIN           LOSS         GAIN (LOSS)
---------                                                    --------      ----------     ----------     --------------
Equity Growth.............................................  $ 1,834,642    $1,107,147    $   (39,051)     $ 1,068,096
Equity Income.............................................   12,605,685     4,404,163       (631,823)       3,772,340
Intermediate Term Bond....................................   51,159,656        96,166     (2,193,691)      (2,097,525)
Long Term Bond............................................   98,746,674       574,363     (7,141,293)      (6,566,930)
Diversified...............................................    2,210,095     1,341,381        (56,922)       1,284,459
Government Securities.....................................   49,117,618        42,345     (1,523,776)      (1,481,431)

     Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, paydowns, market discounts, and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

7. FEDERAL INCOME TAX CAPITAL LOSS CARRYFORWARD

     At June 30, 2000, the following portfolios of the Fund have capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

PORTFOLIO                                                      AMOUNT     EXPIRATION DATE
---------                                                      ------     ---------------
Intermediate Term Bond......................................  $ 22,753   December 31, 2004
                                                               112,050   December 31, 2005
                                                                34,136   December 31, 2007
                                                              --------
                                                              $168,939
                                                              ========
Long Term Bond..............................................   492,687   December 31, 2007
                                                              ========

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                                     Chairman, President and Director
Joel Davis                                            Director
Michael J. Drabb                                      Director
Alan J. Hartnick                                      Director
Floyd L. Smith                                        Director
Charles P. Leone                                      Vice President-Compliance
David V. Weigel                                       Treasurer
Phillip G. Goff                                       Controller
Frederick C. Tedeschi                                 Secretary

INVESTMENT ADVISER
MONY Securities Corporation
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corporation
1740 Broadway
New York, New York 10019

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103

This report is authorized for distribution only to shareholders and to others who have received a copy of this Fund's prospectus.

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